Related-Party Transactions (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related-Party Transactions [Abstract]
Due from related parties	$ 7,780,000	$ 7,939,000
Due from related parties, new loans in period	10,714,000
Due from related parties, repayments in period	$ 10,873,000